INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2012
Inventories Tables [Abstract]
Inventory current
NOTE 4 – Inventories:
Inventories consisted of the following:
	September 30,	December 31,
	2012	2011

	U.S. $ in millions
	Unaudited	Audited
Finished products	$2,748	$2,502
Raw and packaging materials	1,805	1,589
Products in process	771	781
Materials in transit and payments on account	137	140

	$5,461	$5,012